SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of basic and diluted net loss per share - (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Net loss and net loss available to common stockholders	$ (11,269)	$ (14,197)	$ (12,534)	$ (10,442)	$ (8,257)	$ (9,377)	$ (11,185)	$ (10,675)	$ (48,443)	$ (39,494)	$ (19,830)
Weighted average shares outstanding, basic and diluted									51,898	51,237	51,135
Net loss per share, basic and diluted	$ (0.22)	$ (0.27)	$ (0.24)	$ (0.20)	$ (0.16)	$ (0.18)	$ (0.22)	$ (0.21)	$ (0.93)	$ (0.77)	$ (0.39)
Anti-dilutive securities excluded from diluted net loss per share calculation for stock-based compensation plans									6,655	6,696	6,795